Dividends	12 Months Ended
Dec. 31, 2019
Interim Financial Reporting [Abstract]
Dividends
Dividends
The quarterly dividend which is expected to be paid on 27 March 2020 in respect of the fourth quarter 2019 is 10.50 cents per ordinary share ($0.630 per American Depositary Share (ADS)). The corresponding amount in sterling was announced on 16 March 2020.

	Pence per share			Cents per share					$ million
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Dividends announced and paid in cash
Preference shares							1	1	1
Ordinary shares
March	7.7380	7.1691	8.1587	10.25	10.00	10.00	1,435	1,828	1,303
June	8.0660	7.4435	7.7563	10.25	10.00	10.00	1,779	1,727	1,546
September	8.3480	7.9296	7.6213	10.25	10.25	10.00	1,656	1,409	1,676
December	7.8250	8.0251	7.4435	10.25	10.25	10.00	2,075	1,734	1,627
	31.9770	30.5673	30.9798	41.00	40.50	40.00	6,946	6,699	6,153
Dividend announced, paid in March 2020				10.50			2,120

The details of the scrip dividends issued are shown in the table below. The board decided not to offer a scrip dividend alternative in respect of the third quarter 2019 dividend paid in December 2019 and fourth quarter 2019 dividend expected to be paid on 27 March 2020.

	2019	2018	2017
Number of shares issued (thousand)	208,927	195,305	289,789
Value of shares issued ($ million)	1,387	1,381	1,714

The financial statements for the year ended 31 December 2019 do not reflect the dividend announced on 4 February 2020 and paid in March 2020; this will be treated as an appropriation of profit in the year ending 31 December 2020.